Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies
Schedule of interests in direct and indirect subsidiaries

At December 31, 2021 and 2020, the main direct and indirect subsidiaries of the Company were as follows:

	Company’s
	Ownership	Business
Subsidiaries	Interest (1)	Segment (2)

Empresas Cablevisión, S.A.B. de C.V. and subsidiaries (collectively, “Empresas Cablevisión”) (3)	51.2%	Cable
Subsidiaries engaged in the Cablemás business (collectively, “Cablemás”) (4)	100%	Cable
Televisión Internacional, S.A. de C.V. and subsidiaries (collectively, “TVI”) (5)	100%	Cable
Cablestar, S.A. de C.V. and subsidiaries (collectively, “Bestel”) (6)	66.2%	Cable
Arretis, S.A.P.I. de C.V. and subsidiaries (collectively, “Cablecom”) (7)	100%	Cable
Subsidiaries engaged in the Telecable business (collectively, “Telecable”) (8)	100%	Cable
FTTH de México, S.A. de C.V. (9)	100%	Cable
Corporativo Vasco de Quiroga, S.A. de C.V. (“CVQ”) and subsidiaries (10)	100%	Cable and Sky
Innova, S. de R.L. de C.V. (“Innova”) and subsidiaries (collectively, “Sky”) (11)	58.7%	Sky
Grupo Telesistema, S.A. de C.V. (“Grupo Telesistema”) and subsidiaries	100%	Content and Other Businesses
Televisa, S. de R. L. de C.V. (Televisa, S.A. de C.V. through May 2021) (“Televisa”) (12)	100%	Content
Televisión Independiente de México, S.A. de C.V. (“TIM”) (12)	100%	Content
G.Televisa-D, S.A. de C.V. (12)	100%	Content
Multimedia Telecom, S.A. de C.V. (“Multimedia Telecom”) and subsidiary (13)	100%	Content
Ulvik, S.A. de C.V. (14)	100%	Content and Other Businesses
Controladora de Juegos y Sorteos de México, S.A. de C.V. and subsidiaries	100%	Other Businesses
Editorial Televisa, S.A. de C.V. and subsidiaries	100%	Other Businesses
Grupo Distribuidoras Intermex, S.A. de C.V. and subsidiaries	100%	Other Businesses
Villacezán, S.A. de C.V. (“Villacezán”) and subsidiaries (15)	100%	Other Businesses
Sistema Radiópolis, S.A. de C.V. (“Radiópolis”) and subsidiaries (16)	—	Disposed operations in 2020

(1)	Percentage of equity interest directly or indirectly held by the Company.
(2)	See Note 26 for a description of each of the Group’s business segments. See Notes 3 and 30 for the Group’s transaction with UH II, which was concluded on January 31, 2022.
(3)	Empresas Cablevisión, S.A.B. de C.V., is a direct majority-owned subsidiary of CVQ.
(4)	The subsidiaries in the Cablemás business are directly and indirectly owned by CVQ.
(5)	Televisión Internacional, S.A. de C.V., is a direct subsidiary of CVQ.
(6)	Cablestar, S.A. de C.V., is an indirect majority-owned subsidiary of CVQ and Empresas Cablevisión, S.A.B. de C.V.
(7)	Arretis, S.A.P.I. de C.V., is a direct subsidiary of CVQ.
(8)	The subsidiaries in the Telecable business are directly owned by CVQ.
(9)	FTTH de México, S. A. de C.V., is an indirect subsidiary of CVQ.
(10)	CVQ is a direct subsidiary of the Company and the parent company of Empresas Cablevisión, Cablemás, TVI, Bestel, Cablecom, Telecable and Innova.
(11)	Innova is an indirect majority-owned subsidiary of the Company, CVQ and Sky DTH, S.A. de C.V. (“Sky DTH”), and a direct majority-owned subsidiary of Innova Holdings, S. de R.L. de C.V. (“Innova Holdings”). Sky is a satellite television provider in Mexico, Central America and the Dominican Republic. Although the Company holds a majority of Innova’s equity and designates a majority of the members of Innova’s Board of Directors, the non-controlling interest has certain governance and veto rights in Innova, including the right to block certain transactions between the companies in the Group and Sky. These veto rights are protective in nature and do not affect decisions about relevant business activities of Innova.
(12)	TIM and G.Televisa-D, S.A. de C.V., are direct subsidiaries of Grupo Telesistema. Through January 31, 2022, Televisa was a direct subsidiary of Grupo Telesistema.
(13)	Multimedia Telecom and its direct subsidiary, Comunicaciones Tieren, S.A. de C.V. (“Tieren”), are indirect wholly-owned subsidiaries of Grupo Telesistema, through which the Company owns shares of the capital stock of UH II, the successor company of Univision Holdings, Inc. (“UHI”) and the parent company of Univision, and maintained through December 29, 2020, an investment in warrants that were exercised for shares of common stock of UHI on that date. Multimedia Telecom and Tieren have investments representing 95.3% and 4.7%, respectively, of the Group’s aggregate investment in shares of common stock issued by UH II as of December 31, 2021, and UHI as of December 31, 2020 (see Notes 3, 9, 10 and 20).
(14)	Direct subsidiary through which the Group conducts certain operations of its Other Businesses segment, and conducted certain operations of its Content segment through January 31, 2022.
(15)	Villacezán is an indirect subsidiary of Grupo Telesistema.
(16)	In July 2020, the Company concluded the sale of its 50% equity interest in Radiópolis. Through June 2020, Radiópolis was a direct subsidiary of the Company through which the Group conducted the operations of its former Radio business. The Company controlled Radiópolis as it had the right to appoint the majority of the members of the Board of Directors of Radiópolis. The Radio business was part the of the Group’s Other Businesses segment through the third quarter of 2019. Beginning in the fourth quarter of 2019, the assets and related liabilities of the Radio Business, as well as its operating results, were classified as held for sale in the Group’s consolidated financial statements through June 30, 2020 (see Notes 3 and 26).

Schedule of expiration dates of the Group's concessions and permits

Segments	Expiration Dates
Cable	Various from 2026 to 2056
Sky	Various from 2022 to 2056
Content (broadcasting concessions) (1)	In 2021, and the relevant renewals started in 2022 ending in 2042 and 2052
Other Businesses:
Gaming	In 2030

(1)	In November 2018, the IFT approved (i) 23 concessions for the use of spectrum that comprise the Company’s 225 TV stations, for a term of 20 years, starting in January 2022 and ending in January 2042, and (ii) six concessions that grant the authorization to provide digital broadcasting television services of such 225 TV stations, for a term of 30 years, starting in January 2022 and ending in January 2052. In November 2018, the Group paid for such renewal an aggregate amount of Ps.5,754,543 in cash, which included a payment of Ps.1,194 for administrative expenses and recognized this payment as an intangible asset in its consolidated statement of financial position. This amount will be amortized in a period of 20 years beginning on January 1, 2022, by using the straight-line method (see Note 13).

Schedule of property, plant and equipment, estimated useful lives

Estimated
Useful Lives
Buildings	20-65 years
Technical equipment	3-30 years
Satellite transponders	15 years
Furniture and fixtures	3-10 years
Transportation equipment	4-8 years
Computer equipment	3-6 years
Leasehold improvements	5-30 years

Schedule of intangible assets, estimated useful lives

Estimated
Useful Lives
Trademarks with finite useful lives	4 years
Licenses	3-10 years
Subscriber lists	4-5 years
Payments for renewal of concessions	20 years
Other intangible assets	3-20 years

Schedule of costs to obtain contracts with customers

	Cable		Sky		Total
Contract costs:
At January 1, 2021	Ps.	2,027,691	Ps.	2,513,866	Ps.	4,541,557
Additions		1,209,894		1,088,956		2,298,850
Amount recognized in income		(739,461)		(1,102,632)		(1,842,093)
Total Contract Costs at December 31, 2021		2,498,124		2,500,190		4,998,314
Less:
Current Contract Costs		797,273		985,450		1,782,723
Total Non-current Contract Costs	Ps.	1,700,851	Ps.	1,514,740	Ps.	3,215,591

	Cable		Sky		Total
Contract costs:
At January 1, 2020	Ps.	1,436,758	Ps.	2,254,479	Ps.	3,691,237
Additions		1,163,038		1,335,300		2,498,338
Amount recognized in income		(572,105)		(1,075,913)		(1,648,018)
Total Contract Costs at December 31, 2020		2,027,691		2,513,866		4,541,557
Less:
Current Contract Costs		640,655		957,792		1,598,447
Total Non-current Contract Costs	Ps.	1,387,036	Ps.	1,556,074	Ps.	2,943,110

Schedule of new or amended standards issued by IASB

Effective for Annual
Periods Beginning
New or Amended IFRS Standard	Title of the IFRS Standard	On or After
Amendments to IFRS 10 and IAS 28 (1)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Postponed
IFRS 17 (2)	Insurance Contracts	January 1, 2023
Amendments to IAS 1 (1)	Classification of Liabilities as Current or Non-current	January 1, 2023
Annual Improvements (1)	Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
Amendments to IAS 16 (1)	Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Amendments to IAS 37 (1)	Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3 (1)	Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 8 (1)	Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2 (1)	Disclosure of Accounting Policies	January 1, 2023
Amendment to IFRS 16 (1)	Covid-19-Related Rent Concessions beyond 30 June 2021	April 1, 2021
Amendments to IAS 12 (1)	Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendment to IFRS 17 (2)	Initial Application of IFRS 17 and IFRS 9 - Comparative Information	January 1, 2023

(1)	This new or amended IFRS Standard is not expected to have a significant impact on the Group’s consolidated financial statements.
(2)	This new or amended IFRS Standard is not expected to be applicable to the Group’s consolidated financial statements.

Standard	Subject of Amendment
IFRS 1 First-time Adoption of International Reporting Standards	Subsidiary as a First-time Adopter
IFRS 9 Financial Instruments	Fees in the “10 per cent” Test for Derecognition of Financial Liabilities
Illustrative Examples accompanying IFRS 16 Leases	Lease Incentives
IAS 41 Agriculture	Taxation in Fair Value Measurements